Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of Banks capital position compared to minimum regulatory capital requirements
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 168,986	$ 161,069
Total risk-based capital (to risk-weighted assets), Actual Ratio	40.52%	38.31%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount	33,366	33,632
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	41,708	42,040
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual Amount	166,486	158,979
Tier 1 capital (to risk-weighted assets), Actual ratio	39.92%	37.82%
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Amount	16,683	16,816
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	25,025	25,224
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	6.00%	6.00%
Core (tier 1) capital (to adjusted total assets), Actual Amount	166,486	158,979
Core (tier 1) capital (to adjusted total assets), Actual Ratio	16.41%	14.58%
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Amount	40,591	43,620
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Ratio	4.00%	4.00%
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Amount	50,738	54,526
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital (to adjusted tangible assets), Actual Amount	166,486	158,979
Tier 1 risk-based capital (to adjusted tangible assets), Actual Ratio	16.41%	14.58%
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Amount	15,222	16,358
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Ratio	1.50%	1.50%
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Amount
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Ratio